Other gains/(losses) - Net (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Other gains(losses) [Abstract]
Summary of Other (losses)/gains

	2022	2021	2020
	$’000	$’000	$’000
Loss on disposal of plant and equipment and intangible assets	(101)	(3)	(187)
Currency translation loss	(1,564)	(812)	(1,323)
Gain on lease modification	194	—	—
Fair value gain on derivative financial liabilities (Note 27(e))	—	—	1,313
Fair value (loss)/gain on Series B, D1, E, and F conversion option (Note 27(e))	—	(124,146)	15,051
Fair value loss on contingent consideration (Note 27(e))	—	—	(174)
Fair value gain on warrant liabilities	23,341	—	—
	21,870	(124,961)	14,680